15 Capital management	12 Months Ended
Dec. 31, 2019
Capital Management
Capital management

15       Capital management

For the purposes of the Company’s capital management, capital considers total equity, The primary objective of the Company’s capital management is to maximize the shareholder value.

The Company manages its capital structure and makes adjustments in light of changes in economic conditions and to maintain and adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Company monitors capital using net debt and total equity. The Company includes within net debt, loans and financing less cash and cash equivalents and restricted cash.

	2019	2018

Loans and financing	60,357	77,829
Lease liabilities	284,515	-
Accounts payable to selling shareholders	300,237	177,730
Less: cash and cash equivalents	(943,209)	(62,260)
Less: restricted cash	(16,841)	(18,810)
Net debt	(314,941)	174,489
Total equity	2,113,726	590,354
Total equity and net debt	1,798,785	764,843

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2019 and 2018.